UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007
                                               --------------

Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      August14, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       65
                                        -------------

Form 13F Information Table Value Total:   247249
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


AFLAC INC	COMMON	^001055102	3663	71257	SOLE	N/A	71257
ALBEMARLE CORP	COMMON	^012653101	5317	137975	SOLE	N/A	137975
AIG		COMMON	026874107	3858	55085	SOLE	N/A	55085
AMGEN INC	COMMON	031162100	612	11066	SOLE	N/A	11066
ARCHER-DANIELS	COMMON	039483102	5657	170963	SOLE	N/A	170963
ARROW INTER	COMMON	042764100	4155	108550	SOLE	N/A	108550
AT&T INC	COMMON	0206R201	253	6102	SOLE	N/A	6102
ADP		COMMON	053015103	5931	122360	SOLE	N/A	122360
BANK OF AMERICA COMMON	^060505104	8273	169211	SOLE	N/A	169211
CATERPILLAR INC	COMMON	149123101	7817	99841	SOLE	N/A	99841
CITIGROUP INC	COMMON	172967101	6103	118994	SOLE	N/A	118994
COMMUNITY CAP	COMMON	20363C102	271	13602	SOLE	N/A	13602
CROSSTEX ENERGY	COMMON	22765Y104	306	10650	SOLE	N/A	10650
CROSSTEX ENERGY COMMON	22765U102	396	11220	SOLE	N/A	11220
DNP SELECT INC	COMMON	23325P104	190	17500	SOLE	N/A	17500
DUFF & PHELPS 	COMMON	26432K108	141	12800	SOLE	N/A	12800
EATON VANCE 	COMMON	278265103	7530	170430	SOLE	N/A	170430
ECOLAB INC	COMMON	278865100	1624	38025	SOLE	N/A	38025
EMERSON ELEC	COMMON	291011104	969	20712	SOLE	N/A	20712
ENBRIDGE ENERGY COMMON	29250R106	9583	172494	SOLE	N/A	172494
ENERGY TRANSFER COMMON	29273V100	404	9500	SOLE	N/A	9500
ENERGY TRANSFER COMMON	29273R109	8638	139940	SOLE	N/A	139940
ENTERPRISE PROD	COMMON	293792107	10563	332070	SOLE	N/A	332070
EQUITABLE RESO	COMMON	294549100	217	4370	SOLE	N/A	4370
EXXON MOBIL 	COMMON	30231G102	1246	14854	SOLE	N/A	14854
FRANKLIN ELEC	COMMON	353514102	2883	61108	SOLE	N/A	61108
GENERAL ELECT	COMMON	369604103	9364	244639	SOLE	N/A	244639
GENZYME CORP	COMMON	372917104	309	4800	SOLE	N/A	4800
ILLINOIS TOOL 	COMMON	452308109	2686	49580	SOLE	N/A	49580
IBM		COMMON	459200101	4634	44029	SOLE	N/A	44029
JOHN HANCOCK 	COMMON	41013V100	216	11088	SOLE	N/A	11088
J&J		COMMON	478160104	4702	76313	SOLE	N/A	76313
JPMORGAN CHASE	COMMON	46625H100	1044	21548	SOLE	N/A	21548
KINDER MORGAN 	COMMON	494550106	1668	30220	SOLE	N/A	30220
LINEAR TECH	COMMON	535678106	2652	73305	SOLE	N/A	73305
MAGELLAN MIDSTR	COMMON	55907R108	11522	247355	SOLE	N/A	247355
MCDONALD'S CORP	COMMON	580135101	6732	132628	SOLE	N/A	132628
MEDTRONIC INC	COMMON	585055106	3755	72418	SOLE	N/A	72418
MERIDIAN BIO	COMMON	589584101	2490	114955	SOLE	N/A	114955
MICROSOFT CORP	COMMON	594918104	317	10770	SOLE	N/A	10770
NATURAL RESOURCECOMMON	63900P103	12795	336345	SOLE	N/A	336345
NUSTAR ENERGY 	COMMON	67058H102	5110	74601	SOLE	N/A	74601
NUVEEN PENN 	COMMON	670972108	172	12800	SOLE	N/A	12800
ONEOK PARTNERS 	COMMON	682680103	936	13670	SOLE	N/A	13670
PAYCHEX INC	COMMON	704326107	2579	65905	SOLE	N/A	65905
PENN VIRGINIA 	COMMON	707884102	331	10650	SOLE	N/A	10650
PEPSICO INC	COMMON	713448108	3573	55099	SOLE	N/A	55099
PFIZER INC	COMMON	717081103	4744	185542	SOLE	N/A	185542
PIMCO CORPORATE COMMON	72200U100	648	43700	SOLE	N/A	43700
PIMCO MUNI INCI	COMMON	72200N106	413	28100	SOLE	N/A	28100
PLAINS ALL AMER COMMON	726503105	8236	129397	SOLE	N/A	129397
PRAXAIR INC	COMMON	74005P104	5143	71445	SOLE	N/A	71445
PRINCIPAL FIN	COMMON	74251V102	239	4100	SOLE	N/A	4100
P&G		COMMON	742718109	4819	78756	SOLE	N/A	78756
ROPER IND	COMMON	776696106	6627	116056	SOLE	N/A	116056
SEI INVESTMENTS	COMMON	784117103	3254	112055	SOLE	N/A	112055
STATE STREET	COMMON	857477103	5256	76839	SOLE	N/A	76839
SUNOCO LOGIST	COMMON	86764L108	13185	219460	SOLE	N/A	219460
SYNOVUS FINAN	COMMON	8716C0105	2366	77050	SOLE	N/A	77050
TEPPCO PARTN	COMMON	872384102	497	11200	SOLE	N/A	11200
UNITED TECH	COMMON	913017109	5789	81611	SOLE	N/A	81611
UNIVERSAL STAIN	COMMON	913837100	271	7706	SOLE	N/A	7706
WACHOVIA CORP	COMMON	929903102	1581	30842	SOLE	N/A	30842
WELLS FARGO 	COMMON	949746101	5023	142816	SOLE	N/A	142816
WILLIAMS PART	COMMON	96950F104	4971	102985	SOLE	N/A	102985

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